Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Series A Preferred Shares [Member]
Preferred Shares Activities

The Company’s Series A Preferred Shares activities from January 1, 2018 to the extinguishment date are summarized below:

Prior to the extinguishment	Number of shares	Amount
		RMB
Mezzanine equity balance as of January 1, 2017	—	—
Issuance as of July 10, 2017	22,058,823	509,730
Accretion to Series A Preferred Shares redemption value prior to the extinguishment	—	19,842
Foreign exchange	—	(19,904)

Mezzanine equity balance as of December 31, 2017	22,058,823	509,668

Mezzanine equity balance as of January 1, 2018	22,058,823	509,668
Accretion to Series A Preferred Shares redemption value prior to the extinguishment	—	7,078
Foreign exchange	—	(17,405)

Mezzanine equity balance as of March 8, 2018	22,058,823	499,341

Post extinguishment	Number of shares	Amount
		RMB
Mezzanine equity balance as of the extinguishment date	22,058,823	499,341
Revaluation of fair value of the whole instrument upon the extinguishment as of March 8, 2018, recognized as deemed dividend to Series A Preferred Shareholders	—	496,995
Bifurcation of conversion feature as of March 8, 2018	—	(572,237)
Accretion to Series A Preferred Shares redemption value from March 9, 2018 to May 10, 2018	—	10,439
Foreign exchange	—	1,961
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(22,058,823)	(436,499)

Mezzanine equity balance as of December 31, 2018	—	—

Series B-2 Preferred Shares [Member]
Preferred Shares Activities

The Company’s Series B-2 Preferred Shares activities for the year ended December 31, 2018 are summarized below:

	Number of shares	Amount
		RMB
Mezzanine equity balance as of January 1, 2018	—	—
Issuance as of March 8, 2018	64,488,235	2,919,112
Bifurcation of conversion feature as of March 8, 2018	—	(320,097)
Accretion to Series B-2 Preferred Shares redemption value from issuance date to May 10, 2018	—	54,111
Foreign exchange	—	11,965
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(64,488,235)	(2,665,091)

Mezzanine equity balance as of December 31, 2018	—	—